SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2022
Disclosure of events after reporting period [Abstract]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS
Dividend declaration - On 22 February 2023, the directors of AngloGold Ashanti declared a gross cash dividend per ordinary share of 322 South African cents (assuming an exchange rate of ZAR 17.53/$, the gross dividend payable per ADS is equivalent to 18 US cents).

AngloGold Ashanti and Gold Fields Propose Joint Arrangement in Ghana - Gold Fields and AngloGold Ashanti (the Parties) have agreed the key terms of a proposed joint venture in Ghana between Gold Fields’ Tarkwa and AngloGold Ashanti’s neighbouring Iduapriem Mines (the Proposed Joint Venture).

The Tarkwa Mine is held by Gold Fields Ghana, in which Gold Fields currently owns a 90% share and the Government of Ghana (the GoG) holds 10%. The Iduapriem Mine is currently 100% owned by AngloGold Ashanti. Both mines are located near the town of Tarkwa in the country’s Western Region.

The Parties have agreed in principle on the key terms of the Proposed Joint Venture and will engage with the GoG and other key stakeholders, including relevant regulators, with a view to implementing the Proposed Joint Venture as soon as practically possible. The Parties have agreed to mutual exclusivity during this engagement.

It is intended that the Proposed Joint Venture will be an incorporated joint venture, constituted within Gold Fields Ghana and operated by Gold Fields.

AngloGold Ashanti will contribute its 100% interest in the Iduapriem Mine to Gold Fields Ghana in return for a shareholding in that company. Excluding the interest to be held by the GoG, Gold Fields will have an interest of 66.7%, or two-thirds, and AngloGold Ashanti will have an interest of 33.3%, or one-third, in the Proposed Joint Venture.

There can be no certainty that the Parties will enter into a definitive agreement with respect to the Proposed Joint Venture or about the timing, terms and conditions of any such definitive agreement. Implementation of the Proposed Joint Venture is subject to, among other matters, reaching agreement with the GoG regarding the Proposed Joint Venture, conclusion of confirmatory due diligence and securing all requisite regulatory approvals.